Loan Capital	12 Months Ended
Sep. 30, 2018
Loan Capital
Loan Capital

Note 20. Loan Capital

Accounting policy

Loan capital are instruments issued by the Group which qualify for inclusion as regulatory capital under Australian Prudential Regulation Authority (APRA) Prudential Standards. Loan capital is initially measured at fair value and subsequently measured at amortised cost using the effective interest rate method. Interest expense incurred is recognised in net interest income.

R

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Additional Tier 1 (AT1) loan capital
Convertible preference shares	-	1,188	-	1,188
Westpac capital notes	7,370	5,684	7,370	5,684
USD AT1 securities	1,585	1,556	1,585	1,556

Total AT1 loan capital	8,955	8,428	8,955	8,428

Tier 2 loan capital
Subordinated notes	7,822	8,789	7,822	8,789
Subordinated perpetual notes	488	449	488	449

Total Tier 2 loan capital	8,310	9,238	8,310	9,238

Total loan capital	17,265	17,666	17,265	17,666

Movement Reconciliation ($m)

Balance as at 1 October 2017	17,666		17,666
Issuances	2,342		2,342
Maturities, repayments, buy backs and reductions	(2,387)		(2,387)

Total cash movements	(45)		(45)

Foreign exchange translation impact	449		449
Fair value hedge accounting adjustments	(257)		(257)
Conversion of Convertible Preference Shares to ordinary shares1	(566)		(566)
Other (amortisation of bond issue costs, etc.)	18		18

Total non-cash movements	(356)		(356)

Balance as at 30 September 2018	17,265		17,265

1Refer to AT1 loan capital discussion in the next page and Note 41.

Additional Tier 1 loan capital

A summary of the key terms and common features of AT1 instruments are provided below1.

Consolidated and Parent Entity
	Dividend/distribution/	Potential scheduled	Optional
$m	interest rate	conversion date2	redemption date3	2018	2017

Westpac convertible preference shares (CPS)
$1,189 million CPS	(180 day bank bill rate + 3.25% p.a.)	31 March 2020	31 March 20184	-	1,188
	x (1 - Australian corporate tax rate)

Total convertible preference shares				-	1,188

Westpac capital notes (WCN)
$1,384 million WCN	(90 day bank bill rate + 3.20% p.a.)	8 March 2021	8 March 2019	1,382	1,379
	x (1 - Australian corporate tax rate)
$1,311 million WCN2	(90 day bank bill rate + 3.05% p.a.)	23 September 2024	23 September 2022	1,305	1,304
	x (1 - Australian corporate tax rate)
$1,324 million WCN3	(90 day bank bill rate + 4.00% p.a.)	22 March 2023	22 March 2021	1,316	1,313
	x (1 - Australian corporate tax rate)
$1,702 million WCN4	(90 day bank bill rate + 4.90% p.a.)	20 December 2023	20 December 2021	1,691	1,688
	x (1 - Australian corporate tax rate)
$1,690 million WCN5	(90 day bank bill rate + 3.20% p.a.)	22 September 2027	22 September 2025	1,676	-
	x (1 - Australian corporate tax rate)

Total Westpac capital notes				7,370	5,684

USD AT1 securities
US$1,250 million securities	5.000% p.a. until but excluding	n/a	21 September 20276	1,585	1,556
	21 September 2027 (first reset date).
	If not redeemed, converted or
	written-off earlier, from, and
	including, each reset date5 to, but
	excluding, the next succeeding
	reset date, at a fixed rate p.a. equal
	to the prevailing 5-year USD mid-
	market swap rate plus 2.888% p.a.

Total USD AT1 securities				1,585	1,556

1A$ unless otherwise noted.

2Conversion is subject to the satisfaction of the scheduled conversion conditions. If the conversion conditions are not satisfied on the relevant scheduled conversion date, conversion will not occur until the next distribution payment date on which the scheduled conversion conditions are satisfied.

3Westpac may elect to redeem the relevant AT1 instrument, subject to APRA’s prior written approval.

4On 13 March 2018, $623 million of CPS were transferred to the Westpac CPS nominated party for $100 each pursuant to the Westpac Capital Notes 5 reinvestment offer. Those CPS were subsequently bought back and cancelled by Westpac. On 3 April 2018, the remaining $566 million of CPS were transferred to the Westpac CPS nominated party for $100 each. Following the transfer, those remaining CPS were converted into 19,189,765 ordinary shares.

521 September 2027 and every fifth anniversary thereafter is a reset date.
6Westpac may elect to redeem on 21 September 2027 and every fifth anniversary thereafter.

Common features of AT1 instruments

Payment conditions

Quarterly distributions on the Westpac capital notes and semi-annual interest payments on the USD AT1 securities are discretionary and will only be paid if the payment conditions are satisfied, including that the payment will not result in a breach of Westpac’s capital requirements under APRA’s prudential standards; not result in Westpac becoming, or being likely to become, insolvent; or if APRA does not object to the payment.

Broadly, if for any reason a distribution or interest payment has not been paid in full on the relevant payment date, Westpac must not determine or pay any dividends on Westpac ordinary shares or undertake a discretionary buy back or capital reduction of Westpac ordinary shares, unless the unpaid payment is paid in full within 20 business days of the relevant payment date or in certain other circumstances.

The AT1 instruments convert into Westpac ordinary shares in the following circumstances:

Scheduled Conversion

On the scheduled conversion date, provided certain conversion conditions are satisfied, it is expected that the relevant AT1 instrument1 will be converted and holders will receive a variable number of Westpac ordinary shares calculated using the formula described in the terms of the relevant AT1 instrument, subject to a maximum conversion number. The conversion number of Westpac ordinary shares will be calculated using the face value of the relevant AT1 instrument and the Westpac ordinary share price determined over the 20 business day period prior to the scheduled conversion date, including a 1% discount.

Capital Trigger Event or Non-Viability Trigger Event

Westpac will be required to convert some or all AT1 instruments into a variable number of Westpac ordinary shares upon the occurrence of a capital trigger event or non-viability trigger event. No conversion conditions apply in these circumstances.

A capital trigger event occurs when Westpac determines, or APRA notifies Westpac in writing that it believes, Westpac’s Common Equity Tier 1 Capital ratio is equal to or less than 5.125% (on a level 1 or level 2 basis2).

A non-viability trigger event will occur when APRA notifies Westpac in writing that it believes conversion of all or some AT1 instruments (or conversion, write-off or write-down of relevant capital instruments of the Westpac Group), or public sector injection of capital (or equivalent support), in each case is necessary because without it, Westpac would become non-viable.

For each AT1 instrument converted, holders will receive a variable number of Westpac ordinary shares calculated using the formula described in the terms of the relevant AT1 instrument, subject to a maximum conversion number. The conversion number of Westpac ordinary shares is calculated using the face value or outstanding principal amount of the relevant AT1 instrument and the Westpac ordinary share price determined over the 5 business day period prior to the capital trigger event date or non-viability trigger event date and includes a 1% discount. For each AT1 instrument, the maximum conversion number is set using a Westpac ordinary share price which is broadly equivalent to 20% of the Westpac ordinary share price at the time of issue.

Following the occurrence of a capital trigger event or non-viability trigger event, if conversion of an AT1 instrument does not occur within five business days, holders’ rights in relation to the relevant AT1 instrument will be immediately and irrevocably terminated.

Early conversion

Westpac is able to elect to convert3, or may be required to convert, AT1 instruments early in certain circumstances. The terms of conversion and the conversion conditions are broadly similar to scheduled conversion.

Early redemption

Westpac is able to elect to redeem the relevant AT1 instrument on the optional redemption date or for certain taxation or regulatory reasons, subject to APRA’s prior written approval.

1Scheduled conversion does not apply to USD AT1 securities.

2Level 1 comprises Westpac Banking Corporation and subsidiaries approved by APRA as being part of a single ‘Extended Licenced Entity’ for the purposes of measuring capital adequacy. Level 2 includes all subsidiaries except those entities specifically excluded by APRA regulations for the purposes of measuring capital adequacy.

3Excludes WCN and USD AT1 securities.

Tier 2 loan capital

A summary of the key terms and common features of Westpac’s Tier 2 instruments are provided below1.

Consolidated and Parent Entity
			Optional
$m	Interest rate2	Maturity date	redemption date3	2018	2017
Basel III transitional subordinated notes
US$350 million subordinated notes	Fixed 4.625% p.a.	1 June 2018	n/a	-	454
US$800 million subordinated notes	3.625% p.a. until but excluding 28 February 2018. Thereafter, if not	28 February 2023	28 February 20184	-	1,018
	redeemed, fixed rate equal to 5-year US Treasury rate + 2.90% p.a.

Basel III fully compliant subordinated notes
A$925 million subordinated notes	90 day bank bill rate + 2.30% p.a.	22 August 2023	22 August 20184	-	923
A$1,000 million subordinated notes	90 day bank bill rate + 2.05% p.a.	14 March 2024	14 March 2019	999	991
CNY1,250 million subordinated notes	4.85% p.a. until but excluding 9 February 2020. Thereafter, if not	9 February 2025	9 February 2020	252	239
	redeemed, a fixed rate per annum equal to the one-year CNH HIBOR
	reference rate plus 0.8345% p.a.
A$350 million subordinated notes	4.50% p.a. until but excluding 11 March 2022. Thereafter, if not redeemed,	11 March 2027	11 March 2022	347	350
	a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 1.95% p.a., the sum of which will be annualised.
S$325 million subordinated notes	4.00% p.a. until but excluding 12 August 2022. Thereafter, if not redeemed,	12 August 2027	12 August 2022	330	312
	a fixed rate per annum equal to the five-year SGD swap offer rate
	plus 1.54% p.a.
A$175 million subordinated notes	4.80% p.a. until but excluding 14 June 2023. Thereafter, if not redeemed,	14 June 2028	14 June 2023	171	171
	a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 2.65% p.a., each of which will be annualised.
US$100 million subordinated notes	Fixed 5.00% p.a.	23 February 2046	n/a	114	117
A$700 million subordinated notes	Floating 90 day bank bill rate + 3.10% p.a.	10 March 2026	10 March 2021	700	700
JPY20,000 million subordinated notes	Fixed 1.16% p.a.	19 May 2026	n/a	242	225
JPY10,200 million subordinated notes	Fixed 1.16% p.a.	2 June 2026	n/a	123	115
JPY10,000 million subordinated notes	Fixed 0.76% p.a.	9 June 2026	n/a	120	112
NZ$400 million subordinated notes	4.6950% p.a. until but excluding 1 September 2021. Thereafter, if not	1 September 2026	1 September 2021	358	357
	redeemed, a fixed rate per annum equal to the New Zealand 5-year swap
	rate on 1 September 2021 plus 2.60% p.a.
JPY8,000 million subordinated notes	0.9225% p.a until but excluding 7 October 2021. Thereafter, if not	7 October 2026	7 October 2021	97	90
	redeemed, a fixed rate per annum equal to the five-year JPY mid-swap
	rate plus 1.0005% p.a.
US$1,500 million subordinated notes	4.322% p.a. until but excluding 23 November 2026. Thereafter, if not	23 November 2031	23 November 2026	1,922	1,882
	redeemed, a fixed rate per annum equal to the five-year USD mid-swap
	rate plus 2.236% p.a.
JPY12,000 million subordinated notes	0.87% p.a. until but excluding 6 July 2022. Thereafter, if not redeemed, a	6 July 2027	6 July 2022	146	136
	fixed rate per annum equal to the five-year JPY mid-swap rate
	plus 0.78% p.a.
JPY13,500 million subordinated notes	0.868% p.a. until but excluding 6 July 2022. Thereafter, if not redeemed,	6 July 2027	6 July 2022	165	152
	a fixed rate per annum equal to the five-year JPY mid-swap rate
	plus 0.778% p.a.
HKD600 million subordinated notes	3.15% p.a. until but excluding 14 July 2022. Thereafter, if not redeemed, a	14 July 2027	14 July 2022	102	98
	fixed rate per annum equal to the five-year HKD mid-swap rate
	plus 1.34% p.a.
A$350 million subordinated notes	4.334% p.a. until but excluding 16 August 2024. Thereafter, if not	16 August 2029	16 August 2024	347	347
	redeemed, a fixed rate per annum equal to the five-year AUD
	semi-quarterly mid-swap reference rate plus 1.83% p.a., each of which will
	be annualised.
A$185 million subordinated notes	Fixed 5.00% p.a.	24 January 2048	n/a	185	-
A$250 million subordinated notes	90 day bank bill rate + 1.40% p.a.	16 February 2028	16 February 2023	250	-
A$130 million subordinated notes	Fixed 5.00% p.a.	2 March 2048	n/a	130	-
A$725 million subordinated notes	90 day bank bill rate + 1.80% p.a.	22 June 2028	22 June 2023	722	-

Total subordinated notes				7,822	8,789

1Excludes subordinated perpetual notes.
2Interest payments are made periodically as set out in the terms of the subordinated notes.

3Westpac may elect to redeem the relevant Tier 2 instrument on the optional redemption date, subject to APRA’s prior written approval. If not redeemed on the first optional redemption date, Westpac may elect to redeem the relevant Tier 2 instrument on any interest payment date after the first optional redemption date (except for US$1,500 million subordinated notes), subject to APRA’s prior written approval.

4The subordinated notes were redeemed in full on the relevant optional redemption date.

Common features of Basel III fully compliant subordinated notes

Interest payments are subject to Westpac being solvent at the time of, and immediately following, the interest payment. These subordinated notes contain non-viability loss absorption requirements.

Non-viability trigger event

Westpac will be required to convert some or all subordinated notes into a variable number of Westpac ordinary shares upon the occurrence of a non-viability trigger event. A non-viability trigger event will occur on similar terms as described under AT1 loan capital.

For each subordinated note converted, holders will receive a variable number of Westpac ordinary shares calculated using the formula described in the terms of the relevant Tier 2 instrument, subject to a maximum conversion number. The conversion number of Westpac ordinary shares will be calculated in a manner similar to that described under AT1 loan capital for a non-viability trigger event. For each Tier 2 instrument, the maximum conversion number is set using a Westpac ordinary share price which is broadly equivalent to 20% of the Westpac ordinary share price at the time of issue.

Following the occurrence of a non-viability trigger event, if conversion of a Tier 2 instrument does not occur within five business days, holders’ rights in relation to the relevant Tier 2 instrument will be immediately and irrevocably terminated.

Subordinated perpetual notes

These notes have no final maturity but Westpac can choose to redeem them at par on any interest payment date falling on or after September 1991, subject to APRA approval and certain other conditions. Interest is cumulative and payable on the notes semi-annually at a rate of 6 month US$ LIBOR plus 0.15% p.a., subject to Westpac being solvent immediately after making the payment and having paid any dividend on any class of share capital of Westpac within the prior 12 month period.

These notes qualify for transitional treatment as Tier 2 capital of Westpac under APRA’s Basel III capital adequacy framework.

The rights of the noteholders and coupon holders are subordinated to the claims of all creditors (including depositors) of Westpac other than creditors whose claims against Westpac rank equally with, or junior to, these notes.